Provision For Income Taxes And Deferred Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 102,187	$ 75,711
Deferred tax liabilities	(113,006)	(107,381)
Valuation allowance	(18,091)	(43,442)
Net deferred tax liabilities	(28,910)	(75,112)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,961	1,381
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	453	1,291
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	40,580	43,629
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	97	346
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	41,088	28,362
Tax receivable agreement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15,379	315
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	629	386
Deferred tax liabilities	(23,596)	(1,329)
ROU assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(13,689)	(9,560)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(11,669)	(12,393)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (64,052)	$ (84,099)